Issued capital (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Disclosure of detailed information of issued capital [Table Text Block]
	Year ended		Year ended
	December 31, 2021		December 31, 2020
	Number of	Stated	Number of	Stated
	Shares	Value	Shares	Value
Balance, beginning of the year	58,779	$406,214	55,453	$396,026
Exercise of warrants (note 13)	5,723	7,982	2,953	6,136
Exercise of stock options (note 13)	156	944	81	626
Exercise of restricted share units (note 13)	69	842	40	1,183
Purchase consideration (note 6)	-	-	252	2,243
Balance, end of the year	64,727	$415,982	58,779	$406,214